INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of information about cost and fair value of available-for-sale investments

Unrealized gains in
accumulated other
		comprehensive	Impact of
December 31, 2021	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	175,468	2,197	(305)	177,360

Unrealized gains in
accumulated other
		comprehensive	Impact of
December 31, 2022	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	984,046	(10,154)	(1,154)	972,738